NOTES PAYABLE-OTHER:	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Other Notes Payable [Abstract]
Other Notes Payable [Text Block]

7. NOTES PAYABLE-OTHER:

JLSI, LLC

On July 21, 2012, the Company received $250,000 from JLSI, LLC in return for issuing a promissory note in the principal amount of $250,000, which bears interest at 33% per annum, compounded annually and which matured on December 31, 2012 (“July 2012 Note”). The Company has recorded approximately $37,000 in interest related to this promissory note, through December 31, 2012.
On March 10, 2013 the Company entered into an Exchange Agreement with JLSI, LLC to exchange the July 2012 Note in the principal amount of $250,000 plus interest of approximately $37,000 for common stock, par value $.001 per share . On December 31, 2012 the parties agreed to prepare the Exchange Agreement with a fixed conversion price of $3.75 per share, the market closing price of the Company’s common stock on December 31, 2012. The Company issued 76,491 shares during the second fiscal quarter of 2013 to settle the note and interest.
As of July 31, 2013, this note no longer remained outstanding.

9. NOTES PAYABLE-OTHER:

On July 21, 2012, the Company received $250,000 from an accredited investor in return for issuing a promissory note in the principal amount of $250,000, which bears interest at 33% per annum, compounded annually and matures on December 31, 2012 (“July 2012 Note”). This note currently still remains outstanding. The Company has recorded approximately $23,000 in interest related to this promissory note, through October 31, 2012. We are currently negotiating conversion of this note into shares of common stock.